Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
ASSETS
CURRENT ASSETS
Cash in bank	41,981,726	402,451,863	63,122,773
Restricted cash	13,088,949	—	—
Short term investment	32,878,252	33,540,301	5,260,646
Prepaid expenses	1,589,372	—	—
Other receivables – intercompany	345,178,017	522,047,391	81,880,796
Total current assets	434,716,316	958,039,555	150,264,215
OTHER ASSETS
Other receivable – related parties	—	5,738,130	900,000
Investment in subsidiaries	571,354,800	300,285,822	47,098,487
Total assets	1,006,071,116	1,264,063,507	198,262,702
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Shareholder loan	1,631,225	—	—
Other payables – intercompany	6,524,900	—	—
Total current payables	8,156,125	—	—
OTHER LIABILITIES
Non-current shareholder loan	668,802	—	—
Total liabilities	8,824,927	—	—
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Class A ordinary shares, USD 0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding of December 31, 2020 and 2021	13,095	13,095	2,054
Class B ordinary shares, USD 0.0001 par value, 466,967,730 shares authorized, 130,953,843 and 153,300,513 shares issued and outstanding of December 31, 2020 and 2021	87,539	102,127	16,018
Additional paid-in capital	932,368,293	1,454,680,407	228,160,109
Retained earnings (accumulated deficit)	76,207,925	(164,334,928)	(25,775,198)
Statutory reserves	24,003,483	28,573,157	4,481,572
Accumulated other comprehensive loss	(35,434,146)	(54,970,351)	(8,621,853)
Total shareholders’ equity	997,246,189	1,264,063,507	198,262,702
Total liabilities and shareholders’ equity	1,006,071,116	1,264,063,507	198,262,702

Schedule of parent company statements of income
	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
OPERATING EXPENSES
General and administrative	(7,972,189)	(8,400,720)	(10,704,897)	(1,679,015)
Research and development	—	(43,402,651	(27,394,359)	(4,296,683)
Stock compensation	—	(191,418,458)	(10,582,557)	(1,659,827)
Total operating expenses	(7,972,189)	(243,221,829)	(48,681,813)	(7,653,525)
LOSS FROM OPERATIONS	(7,972,189)	(243,221,829)	(48,681,813)	(7,653,525)
OTHER INCOME (EXPENSE)
Investment income	—	12,284,332	2,491,671	390,807
Interest income	1,025,954	37,679	2,408	378
Finance expense	(5,456)	(32,259)	(21,282)	(3,338)
Other expenses, net	—	(147)	503,806	79,020
Equity income (loss) of subsidiaries	109,156,163	79,764,356	(190,267,969)	(29,842,682)
Total other income (loss), net	110,176,661	92,053,961	(187,291,366)	(29,375,815)
NET INCOME (LOSS)	102,204,472	(151,167,868)	(235,973,179)	(37,011,340)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,589,076	(38,531,887)	(19,536,206)	(3,064,166)
COMPREHENSIVE INCOME (LOSS)	103,793,548	(189,699,755)	(255,509,385)	(40,075,506)

Schedule of parent company cash flows
	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	102,204,472	(151,167,868)	(235,973,179)	(37,011,340)
Adjustments to reconcile net income to cash used in operating activities:
Stock compensation expense	—	191,418,458	10,582,557	1,659,827
Gain from short term investment	—	(12,284,332)	(2,491,671)	(390,807)
Equity (income) loss of subsidiaries and VIEs	(109,156,163)	(79,764,356)	190,267,969	29,842,682
Change in operating assets and liabilities
Intercompany	(62,298,143	(295,669,805)	(199,216,770)	(31,246,258)
Prepaid expenses	—	(1,680,156)	1,571,484	246,480
Net cash used in operating activities	(69,249,834)	(349,148,059)	(235,259,610)	(36,899,416)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	—	(173,557,366)	(98,023,653)	(15,374,571)
Redemptions of short term investments	—	151,096,293	99,084,663	15,540,986
Long term investment in subsidiaries	—	(202,168,656)	870,953	136,605
Net cash (used in) provided by investing activities	—	(224,629,729)	1,931,963	303,020
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series A convertible preferred shares	—	—
Proceeds from public offerings, net	—	572,812,469	508,132,968	79,698,381
Repayment to related party loans	—	—	(2,274,154)	(356,691)
Sale of subsidiary’s noncontrolling interest	—	—	87,369,300	13,703,484
Net cash provided by financing activities	—	572,812,469	593,228,114	93,045,174
EFFECT OF EXCHANGE RATE ON CASH	1,448,063	(14,014,753)	(12,519,279)	(1,963,594)
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(67,801,772)	(14,980,072)	347,381,188	54,485,184
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	137,852,519	70,050,747	55,070,675	8,637,589
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	70,050,747	55,070,675	402,451,863	63,122,773
	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Cash and cash equivalents	70,050,747	41,981,726	402,451,863	63,122,773
Restricted cash	—	13,088,949	—	—
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows	70,050,747	55,070,675	402,451,863	63,122,773